Fees Summary	Oct. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 890,000
Previously Paid Amount	0.00
Total Fee Amount	122.91
Total Offset Amount	0.00
Net Fee	122.91
Narrative - Max Aggregate Offering Price	$ 890,000
Final Prospectus	true